INTANGIBLE ASSETS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Balance Beginning			$ 5,872,000	$ 11,903,000	$ 11,903,000	$ 16,382,000
Additions			3,620,000		710,000	2,192,000
Impairments			0			(2,092,000)
Amortization			(1,256,000)		(4,058,000)	(4,579,000)
Balance Ending	$ 8,236,000		8,236,000		5,872,000	11,903,000
Patents And Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Balance Beginning, Cost			12,378,000	12,378,000	12,378,000	12,378,000
Balance Beginning, A.A.			(8,507,000)	(7,622,000)	(7,622,000)	(6,957,000)
Additions			0		0	0
Impairments			0		(221,000)	0
Amortization	(200,000)	$ (200,000)	(332,000)	(300,000)	(664,000)	(665,000)
Balance Ending, Cost	12,378,000		12,378,000		12,378,000	12,378,000
Balance Ending, A.A.	(8,839,000)		(8,839,000)		(8,507,000)	(7,622,000)
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Balance Beginning, Cost			350,000	0	0	0
Balance Beginning, A.A.			(35,000)	0	0	0
Additions			1,100,000		350,000	0
Impairments			0		0	0
Amortization			(96,000)		(35,000)	0
Balance Ending, Cost	1,450,000		1,450,000		350,000	0
Balance Ending, A.A.	(131,000)		(131,000)		(35,000)	0
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Balance Beginning, Cost			360,000	0	0	0
Balance Beginning, A.A.			(33,000)	0	0	0
Additions			2,520,000		360,000	0
Impairments			0		(2,683,000)	0
Amortization			(368,000)		(33,000)	0
Balance Ending, Cost	2,880,000		2,880,000		360,000	0
Balance Ending, A.A.	(401,000)		(401,000)		(33,000)	0
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Balance Beginning, Cost			18,647,000	18,647,000	18,647,000	16,455,000
Balance Beginning, A.A.			(17,288,000)	(11,500,000)	(11,500,000)	(5,494,000)
Additions			0		0	2,192,000
Impairments			0		(2,462,000)	(2,092,000)
Amortization	(200,000)	$ (600,000)	(460,000)	$ (1,800,000)	(3,326,000)	(3,914,000)
Balance Ending, Cost	18,647,000		18,647,000		18,647,000	18,647,000
Balance Ending, A.A.	$ (17,748,000)		$ (17,748,000)		$ (17,288,000)	$ (11,500,000)